Shareholders' Equity (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 06, 2015	Dec. 26, 2016	Apr. 29, 2015	Dec. 31, 2018	Dec. 31, 2016
Shareholders' Equity [Line Items]
Net value of shares issued in IPO					$ 10,131,690
Number of shares issuance			15,000,000
Number of shares repurchase			4,000,000
Number of shares issued and outstanding			12,000,000
Description of stock split				The Company believes it is appropriate to reflect the 1:1000 stock split and repurchase that resulted in 12,000,000 shares of our common stock issued and outstanding on a retroactive basis similar to stock split or dividend pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all the periods presented.
Common Stock [Member]
Shareholders' Equity [Line Items]
Number of additional shares issued for nominal consideration	15,000,000
Number of shares repurchased			4,000,000
Description of stock split	The Board of Directors adopted a consent resolution to effectuate a 1:1000 stock split.
Common Stock [Member] | IPO [Member]
Shareholders' Equity [Line Items]
Number of shares issued in IPO		2,695,347
Price per shares issued in IPO		$ 4.00
Value of shares issued in IPO before deducting placement agents' commissions and other offering expenses		$ 10,800,000
Net value of shares issued in IPO		$ 10,100,000